STOCK-BASED COMPENSATION - Status of restricted stock (Details)	6 Months Ended
Dec. 31, 2020 $ / shares shares
Outstanding Restricted Shares, Number	130,400
Fair Value per Share 6.45 [Member]
Outstanding Restricted Shares, Number	130,400
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	7 months 21 days
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 6.45